Debt	3 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Debt
9. Debt
Debt Agreements
The following table summarizes information relating to our debt:

	December 31,		December 31,		March 31,
	2017		2018		2019
	Amount	Effective Rate	Amount	Effective Rate	Amount	Effective Rate

	(in thousands, except interest rates)				(unaudited)
Revolving credit facility	$—	—%	$—	—%	$—	—%
First Lien Term Loan (as amended) due Feb 2024	1,678,050	5.07%	1,970,100	5.27%	1,965,125	5.25%
Second Lien Floating Rate Notes (as amended) due Feb 2024	680,000	10.14%	—	—%	—	—%
Total principal amount	2,358,050		1,970,100		1,965,125
Unamortized discount and debt issuance costs	(95,478)		(46,128)		(43,842)
Total debt	2,262,572		1,923,972		1,921,283
Less: Current portion of long-term debt	(16,950)		(19,900)		(19,900)
Total long-term debt	$2,245,622		$1,904,072		$1,901,383

Senior Secured Debt
Senior Secured First Lien Credit Facilities
In connection with the Take Private, we entered into a first lien credit agreement with Credit Suisse AG, Cayman Islands Branch, or Credit Suisse, as administrative agent and collateral agent, and a syndicate of institutional lenders and financial institutions, or Initial First Lien Credit Agreement.
The Initial First Lien Credit Agreement provided for senior secured first lien credit facilities of up to $1.65 billion, consisting of a $1.275 billion U.S. dollar term loan and a €230.0 million Euro term loan, or collectively, the Initial First Lien Term Loans, and a $125.0 million revolving credit facility (with a letter of credit sub-facility in the amount of $35.0 million), or the Initial Revolving Credit Facility, consisting of (i) a $100.0 million multicurrency tranche and (ii) a $25.0 million tranche available only in U.S. dollars. On February 5, 2016, we borrowed $1.5 billion in USD equivalent, consisting of the Initial First Lien Term Loans, and $20.0 million under the Initial Revolving Credit Facility. In May 2016, we entered into Amendment No. 1 to the First Lien Credit Agreement, or Amendment No. 1, and borrowed an additional $160.0 million in U.S. dollar term loans to finance a portion of the acquisition of LOGICnow.
In August 2016, we entered into Amendment No. 2 to the Initial First Lien Credit Agreement, or Amendment No. 2, which replaced the Initial First Lien Term Loans with a new $1.7 billion U.S. dollar term loan, or the 2016 Refinancing First Lien Term Loan. For certain lenders of the syndicate, Amendment No. 2 was determined to be a debt extinguishment and, accordingly, a loss on debt extinguishment of $22.8 million was recorded to other income (expense) in the consolidated statement of operations for the Successor period ended December 31, 2016.
In February 2017, we entered into Amendment No. 3 to the Initial First Lien Credit Agreement, or Amendment No. 3, which replaced the 2016 Refinancing First Lien Term Loan with a new $1.695 billion U.S. dollar term loan, or 2017 Refinancing First Lien Term Loan. For certain lenders of the syndicate, Amendment No. 3 was determined to be a debt extinguishment and, accordingly, a loss on debt extinguishment of $18.6 million was recorded to other income (expense) in the consolidated statement of operations for the year ended December 31, 2017.
In March 2018, we entered into Amendment No. 4 to the Initial First Lien Credit Agreement, or Amendment No. 4, which replaced the outstanding borrowings with a new $1.99 billion U.S. dollar term loan, or First Lien Term Loan. The Initial First Lien Credit Agreement, as amended by Amendment No. 1, Amendment No. 2, Amendment No. 3 and Amendment No. 4 is referred to here as the First Lien Credit Agreement. The proceeds of the First Lien Term Loan were used to repay all outstanding borrowings including accrued interest under the 2017 Refinancing First Lien Term Loan and a portion of the Second Lien Notes (as defined below), including accrued interest and related transaction costs. In connection with Amendment No. 4, a loss on debt extinguishment of $21.4 million was recorded to other income (expense) in the consolidated statement of operations for the year ended December 31, 2018.
The First Lien Credit Agreement provides for senior secured first lien credit facilities, consisting as of March 31, 2019 (unaudited) of:

•	a $1.99 billion First Lien Term Loan with a final maturity date of February 5, 2024; and

•
a $125.0 million revolving credit facility (with a letter of credit sub-facility in the amount of $35.0 million), or the Revolving Credit Facility, consisting of (i) a $100.0 million multicurrency tranche and (ii) a $25.0 million tranche available only in U.S. dollars, of which $7.5 million has a final maturity date of February 5, 2021 and $17.5 million has a final maturity date of February 5, 2022.

Prior to the completion of our IPO, borrowings under our Revolving Credit Facility bore interest at a floating rate which was, at our option, either (1) a Eurodollar rate for a specified interest period plus an applicable margin of 3.00% or (2) a base rate plus an applicable margin of 2.00%. Upon completion of our IPO, the applicable margins for Eurodollar rate and base rate borrowings were reduced to 2.50% and to 1.50%, respectively. The Eurodollar rate applicable to the Revolving Credit Facility is subject to a “floor” of 0.0%.
Prior to the completion of our IPO, borrowings under our First Lien Term Loan bore interest at a floating rate which was, at our option, either (1) a Eurodollar rate for a specified interest period plus an applicable margin of 3.00% or (2) a base rate plus an applicable margin of 2.00%. Upon completion of our IPO, the applicable margins for Eurodollar and base rate borrowings were reduced to 2.75% and 1.75%, respectively. The Eurodollar rate applicable to the First Lien Term Loan is subject to a “floor” of 0.0%.
The Eurodollar rate is equal to an adjusted London Interbank Offered Rate, or LIBOR, for a one-, two-, three- or six-month interest period with a LIBOR floor of 0%. The base rate for any day is a fluctuating rate per annum equal to the highest of (a) the rate of interest in effect for such day as publicly announced by Credit Suisse as its “prime rate” and (b) the federal funds effective rate in effect on such day plus 0.50% and (c) the one-month adjusted LIBOR plus 1.0% per annum.
The First Lien Term Loan requires equal quarterly repayments equal to 0.25% of the original principal amount.
In addition to paying interest on loans outstanding under the Revolving Credit Facility and the First Lien Term Loan, we are required to pay a commitment fee of 0.50% per annum of unused commitments under the Revolving Credit Facility. The commitment fee is subject to a reduction to 0.375% per annum based on our first lien net leverage ratio.
The First Lien Credit Agreement contains a number of covenants that, among other things, restrict, subject to certain exceptions, our ability to: incur additional indebtedness; incur liens; engage in mergers, consolidations, liquidations or dissolutions; pay dividends and distributions on, or redeem, repurchase or retire our capital stock; and make certain investments, acquisitions, loans, or advances. In addition, the terms of the First Lien Credit Agreement include a financial covenant which requires that, at the end of each fiscal quarter, if the aggregate amount of borrowings under the Revolving Credit Facility exceeds 35% of the aggregate commitments under the Revolving Credit Facility, our first lien net leverage ratio cannot exceed 7.40 to 1.00. The First Lien Credit Agreement also contains certain customary representations and warranties, affirmative covenants and events of default. As of December 31, 2018 and March 31, 2019 (unaudited), we were in compliance with all covenants of the First Lien Credit Agreement.
The following table summarizes the future minimum principal payments under the First Lien Term Loan outstanding as of December 31, 2018:

As of December 31, 2018

(in thousands)
2019	$19,900
2020	19,900
2021	19,900
2022	19,900
2023	19,900
Thereafter	1,870,600
Total minimum principal payments	$1,970,100

Senior Secured Second Lien Credit Facility
In February 2016, in connection with the Take Private, we issued senior secured second lien floating rate notes, or the Second Lien Notes, with approximately $580.0 million aggregate principal amount due in February 2024. In May 2016, we entered into Amendment No.1 to the Second Lien Notes and issued an additional $100.0 million to finance a portion of the acquisition of LOGICnow. The Second Lien Notes bore interest at a rate per annum, reset quarterly, equal to a three-month Adjusted LIBOR Rate, with a “floor” of 1.0%, plus 8.75%.
In March 2018, we terminated the agreements governing our Second Lien Notes and repaid or exchanged the then-outstanding principal on our Second Lien Notes of $680.0 million and replaced the Second Lien Notes with a new second lien credit agreement, or the Second Lien Credit Agreement, with Wilmington Trust, National Association or Wilmington Trust, as administrative agent and collateral agent, and certain other financial institutions. The Second Lien Credit Agreement provided for a $315.0 million U.S. dollar term loan, or the Second Lien Term Loan, with a final maturity of February 5, 2025 and did not require periodic principal payments. In connection with the redemption and exchange of our Second Lien Notes, a loss on debt extinguishment of $39.2 million, which includes a $22.7 million redemption premium, was recorded to other income (expense) in the consolidated statement of operations for the year ended December 31, 2018.
In October 2018, we completed our IPO and used a portion of the net proceeds from the offering to repay the $315.0 million in borrowings outstanding under our Second Lien Term Loan. In connection with the repayment of our Second Lien Term Loan, a loss on debt extinguishment of $19.5 million, which includes a $14.2 million prepayment fee, was recorded to other income (expense) in the consolidated statement of operations for the year ended December 31, 2018.